Consortia (partnerships) in E&P activities	12 Months Ended
Dec. 31, 2024
Consortia Partnerships In Ep Activities
Consortia (partnerships) in E&P activities

27.	Consortia (partnerships) in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in consortia as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2024, the Company holds interests in 95 consortia with 34 companies, among which Petrobras is the operator in 64 (67 consortia with 32 companies and operator in 39, as of December 31, 2023). In 2024, the Company formed 32 new consortia, stopped participating in 2 others, and now holds 100% in 2 others.

The partnerships established in 2024, with Petrobras as the operator, are related to the 4th Cycle of the Permanent Concession Offer in the Pelotas Basin, as follows:

•	26 contracts with Petrobras holding a 70% interest and Shell holding 30%; and
•	3 contracts with Petrobras holding a 50% interest, Shell 30%, and CNOOC 20% (note 24.2).

Additionally, Petrobras will act as a non-operator in 3 new partnerships in São Tomé and Príncipe.

In 2023, 2 new partnerships were formed with Petrobras as the operator, both related to the 1st Cycle of the Permanent Sharing Offer:

•	Campos Basin, with 30% held by Petrobras, 30% by TotalEnergies, 20% by Petronas, and 20% by Qatar Energy; and
•	Santos Basin, with Petrobras holding a 60% interest and Shell 40%.

Consortia bring benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the consortium:

Field	Location	Petrobras interest	Partners interest	Petrobras production portion in 2024 (mboed)	Regime
Tupi	Santos basin pre-salt	65%	Shell - 25% Petrogal - 10%	666	Concession
Búzios ECO	Santos basin pre-salt	85%	CNODC - 10% CNOOC - 5%	501	Production sharing
Mero	Santos basin pre-salt	40%	TotalEnergies - 20% Shell - 20% CNODC - 10% CNOOC – 10%	136	Production sharing
Roncador	Campos basin	75%	Equinor - 25%	85	Concession
Sapinhoá	Santos basin pre-salt	45%	Shell - 30% Repsol Sinopec - 25%	77	Concession
Atapu ECO	Santos basin pre-salt	52.5%	Shell - 25% TotalEnergies - 22.5%	47	Production sharing
Berbigão	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	31	Concession
Sururu	Santos basin pre-salt	42.5%	Shell - 25% TotalEnergies - 22.5% Petrogal - 10%	29	Concession
Tartaruga Verde	Campos basin	50.0%	Petronas - 50%	26	Concession
Sépia ECO	Santos basin pre-salt	30%	TotalEnergies - 28% Petronas - 21% Qatar - 21%	19	Production sharing
Total				1,617

Accounting policy for joint operations

The E&P consortia are classified as joint operations, where the assets, liabilities, revenues and expenses relating to these consortia are accounted for in the financial statements individually, observing the applicable specific accounting policies and reflecting the portion of the contractual rights and obligations that the Company has.

27.1.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes mainly related to Agulhinha, Albacora Leste, Berbigão, Budião Noroeste, Budião Sudeste, Caratinga and Sururu.

Provision for equalizations (1)

The table below presents changes in the reimbursements payable relating to the execution of the AIP submitted to the approval of the ANP:

	2024	2023
Opening balance	462	407
Additions to PP&E, net of write-offs	230	17
Payments made	(1)	(56)
Other income and expenses	16	62
Translation adjustments	(130)	32
Closing balance (1)	577	462
(1) Notably Berbigão, Sururu and Agulhinha.

In 2024, these agreements resulted in additions and write-offs in PP&E, in addition to other income and expenses, reflecting the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Closed agreements in 2024

In May 2024, the Agreement on Expenditure and Volume Equalization, provided for in the Brava Shared Reservoir AIP, was signed. The amount paid by Petrobras to Pré-sal Petróleo S.A. (PPSA) on June 24, 2024 was US$ 1.

Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit (shared reservoir) and determine their new share in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. The compensation will be the difference between the expenses actually incurred by each party up to the reference date and those that should have been incurred by each party if the established participations in the shared reservoir by the AIP were already in effect during that period.

At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated. The provision will be offset by an increase or decrease in PP&E, revenues and/or expenses, according to the nature of the events to be reimbursed.